Flight Equipment Held for Operating Leases	12 Months Ended
Dec. 31, 2014
Flight Equipment Held for Operating Lease [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

3. FLIGHT EQUIPMENT HELD FOR OPERATING LEASE

As of December 31, 2014, the Company had 127 aircraft held for operating lease. Of these aircraft, 124 were on lease to 64 lessees in 36 countries, and three aircraft were off-lease. At December 31, 2013, the Company had 113 aircraft held for operating lease. Of these aircraft, 112 were on lease to 62 lessees in 34 countries, and one aircraft was off-lease.

During the year ended December 31, 2014, the Company purchased 22 aircraft, which increased flight equipment held for operating lease by $951.5 million. During the year ended December 31, 2013, the Company purchased 14 aircraft, which increased flight equipment held for operating lease by $642.2 million.

During the year ended December 31, 2014, the Company sold eight aircraft and recognized a pre-tax gain on sale totaling $18.9 million. During the year ended December 31, 2013, the Company sold ten aircraft and recognized a pre-tax gain on sale totaling $6.3 million. The buyer of six of the aircraft sold in 2013 also assumed the underlying debt financing and derivative instruments associated with the aircraft.

On November 8, 2014, the Company entered into sale agreements for eight aircraft for an aggregate base sales price of $87.5 million. The sales are anticipated to be consummated in 2015 with the aircraft transferred to the buyer upon expiration of the underlying leases. The base sales price is subject to adjustments based on the maintenance condition of the aircraft. In connection with the transaction, the Company adjusted the holding period and residual value of these aircraft which resulted in additional depreciation expense of $2.4 million during the year ended December 31, 2014.

The Company did not recognize any impairment loss for the year ended December 31, 2014. For the year ended December 31, 2013, the Company recognized an impairment loss of $8.8 million in respect of an Airbus A319-100 aircraft manufactured in 2000. This aircraft was sold during the third quarter of 2014. For the year ended December 31, 2012, the Company recognized an impairment loss of $11.4 million in respect of two Boeing 737-500 aircraft manufactured in 1992 and one Airbus A320-200 aircraft manufactured in 2002. These three aircraft were sold during the first quarter of 2013.

Flight equipment held for operating lease consists of the following:

	December 31, 2014	December 31, 2013
	(Dollars in thousands)
Cost	$4,428,783	$3,597,330
Accumulated depreciation	(723,376)	(562,418)
Flight equipment held for operating lease, net	3,705,407	3,034,912

The Company capitalized $7.0 million and $17.2 million, respectively, of major maintenance expenditures for the years ended December 31, 2014 and 2013. These amounts have been included in flight equipment held for operating lease, net.

The classification of the net book value of flight equipment held for operating lease, net and operating lease revenues by geographic region in the tables and discussion below is based on the principal operating location of the aircraft lessee.

The distribution of the net book value of flight equipment held for operating lease, net by geographic region is as follows:

	December 31, 2014		December 31, 2013
	(Dollars in thousands)
Europe:
United Kingdom	$397,761	11%	$347,627	11%
Turkey	296,574	8%	191,527	6%
Other	653,469	17%	612,137	20%
Europe — Total	1,347,804	36%	1,151,291	37%

Asia and South Pacific:
Philippines	450,090	12%	—	—
China	301,137	8%	353,868	12%
India	150,964	4%	120,771	4%
Other	459,631	13%	394,627	13%
Asia and South Pacific — Total	1,361,822	37%	869,266	29%

Mexico, South and Central America:
Chile	247,165	7%	255,832	9%
Other	185,220	5%	226,336	7%
Mexico, South and Central America — Total	432,385	12%	482,168	16%

North America:
United States	305,999	8%	291,724	10%
Other	60,780	2%	33,162	1%
North America — Total	366,779	10%	324,886	11%

Middle East and Africa — Total	112,001	3%	189,682	6%
Off-Lease — Total	84,616	2%	17,619	1%
Total flight equipment held for operating lease, net	$3,705,407	100%	$3,034,912	100%

Two aircraft on lease to a Russian lessee are subject to an arrest order in connection with legal proceedings involving representatives of the lessee in the Solntsevsky District Court of Moscow.  The respective leases for the aircraft have recently been terminated and the Company has initiated legal proceedings in the United Kingdom for repossession of the aircraft. One aircraft on lease to an Indian lessee continues to be flown by such lessee after the termination of the related lease, pending resolution of related legal proceedings.

The distribution of operating lease revenue by geographic region for the years ended December 31, 2014,  2013 and 2012 is as follows:

	Year ended		Year ended		Year ended
	December 31,		December 31,		December 31,
	2014		2013		2012
	(Dollars in thousands)
Europe:
United Kingdom	$46,281	11%	$48,507	13%	$45,916	12%
Turkey	27,069	7%	14,703	4%	12,319	3%
Other	82,677	21%	89,362	26%	112,093	30%
Europe — Total	156,027	39%	152,572	43%	170,328	45%

Asia and South Pacific:
Philippines	12,947	3%	—	—	—	—
China	47,049	12%	41,332	12%	36,918	10%
India	32,675	8%	21,894	6%	39,312	10%
Other	43,959	11%	32,841	9%	34,506	10%
Asia and South Pacific — Total	136,630	34%	96,067	27%	110,736	30%

Mexico, South and Central America:
Chile	28,116	7%	10,055	3%	—	—
Other	21,733	5%	38,034	10%	31,473	8%
Mexico, South and Central America — Total	49,849	12%	48,089	13%	31,473	8%

North America:
United States	41,531	10%	40,482	11%	41,311	11%
Other	3,429	1%	3,891	1%	3,891	1%
North America — Total	44,960	11%	44,373	12%	45,202	12%

Middle East and Africa — Total	17,202	4%	18,308	5%	18,698	5%
Total Operating Lease Revenue	$404,668	100%	$359,409	100%	$376,437	100%

The Company had no customer that accounted for 10% or more of total operating lease revenue for any of the years ended December 31, 2014,  2013 and 2012. During the years ended December 31, 2014,  2013 and 2012, the Company had two lessees on non-accrual status due to concerns about each lessee’s financial condition and only recognized revenue as cash was received. The Company had one lessee on non-accrual status as of December 31, 2014. During the years ended December 31, 2014,  2013 and 2012, the Company recognized revenue of $11.3 million, $3.3 million and $8.0 million, respectively, from these lessees.

For the years ended December 31, 2014,  2013 and 2012, the Company recognized end of lease revenues totaling $39.8 million, $47.6 million and $49.8 million, respectively.

The amortization of lease premiums, net of lease discounts which have been included as a component of operating lease revenue, was $3.0 million, $3.4 million and $7.5 million for the years ended December 31, 2014,  2013 and 2012, respectively.

As of December 31, 2014 and 2013, the weighted average remaining lease term of the Company’s aircraft held for operating lease was 5.3 and 4.3 years, respectively.

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2014. For leases that have floating rental rates based on either the three or six-month LIBOR, the future minimum rental payments due assume that the rental payment due as of December 31, 2014 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2015	$395,801
2016	339,865
2017	306,923
2018	244,844
2019	180,155
Thereafter	612,212
Future minimum rental payments under operating leases	$2,079,800

For the years ended December 31, 2014,  2013 and 2012, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $18.9 million, $9.0 million and $7.0 million, respectively. At December 31, 2014, lease incentive amortization for the next five years and thereafter is as follows:

Year ending December 31,	(Dollars in thousands)
2015	$19,548
2016	20,684
2017	19,630
2018	14,903
2019	6,851
Thereafter	4,031
Future amortization of lease incentives	$85,647